Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Wages payable include salaries and bonuses of employees.
	As of December 31,
	2024	2023
Other payables	$2,754,305	$114,352
Interest payable	33,917	3,573
Wages payable	55,839	48,100
Accrued expenses	15,000	-
Total	$2,859,061	$166,025